Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
July 31, 2019
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-85.78%
U.S. Treasury Bills-85.78%(b)
2.36%, 08/01/2019	$108,600,000	$ 108,600,000
2.37%, 08/15/2019	170,000,000	169,867,821
2.13%, 09/19/2019	200,000,000	199,463,450
2.03%–2.39%, 10/10/2019	340,000,000	338,650,122
2.02%, 01/09/2020(c)	675,000,000	668,874,456
Total U.S. Treasury Securities (Cost $1,485,209,561)		1,485,455,849
	Shares
Money Market Funds-11.36%(d)
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 2.21%	65,821,739	65,821,739
	Shares	Value
Money Market Funds(d)-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 2.36%	130,945,143	$ 130,945,143
Total Money Market Funds (Cost $196,766,882)		196,766,882
TOTAL INVESTMENTS IN SECURITIES-97.14% (Cost $1,681,976,443)		1,682,222,731
OTHER ASSETS LESS LIABILITIES-2.86%		49,551,795
NET ASSETS-100.00%		$1,731,774,526
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	790	October-2019	$50,623,200	$373,170	$373,170
Corn	1,265	December-2019	25,932,500	(1,301,248)	(1,301,248)
Gasoline RBOB	792	November-2019	54,542,981	998,310	998,310
Gold	291	December-2019	41,839,980	554,427	554,427
LME Copper	123	December-2019	18,248,588	(347,716)	(347,716)
LME Primary Aluminum	370	December-2019	16,767,938	(398,301)	(398,301)
LME Zinc	304	December-2019	18,574,400	(671,005)	(671,005)
Natural Gas	944	June-2020	22,986,400	(11,986)	(11,986)
NY Harbor USLD	627	November-2019	52,143,953	468,696	468,696
Silver	122	September-2019	10,007,050	528,500	528,500
Soybean	553	November-2019	24,373,475	(846,203)	(846,203)
Sugar No. 11	1,724	September-2019	23,576,045	(619,004)	(619,004)
Wheat	881	July-2020	22,652,713	(1,206,734)	(1,206,734)
WTI Crude Oil	893	May-2020	50,740,260	866,981	866,981
Total Futures Contracts				$(1,612,113)	$(1,612,113)

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Gobal Markets Limited Commodity Index	0.21%	Monthly	August-2019	$50,000,000	$—	$655,082	$655,082
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1063	0.28	Monthly	August-2019	319,000,000	—	2,317,299	2,317,299

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2019
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Macquarie Bank Ltd.	Receive	Macquarie Commodity Customized Product 253E Index	0.26%	Monthly	August-2019	$319,000,000	$—	$2,322,000	$2,322,000
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCB008 Index	0.24	Monthly	August-2019	200,000,000	—	2,613,782	2,613,782
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.24	Monthly	August-2019	247,800,000	—	2,794,512	2,794,512
UBS AG	Receive	UBS Custom UBSIB327 Index	0.22	Monthly	August-2019	150,000,000	—	1,962,566	1,962,566
Total Over-The-Counter Total Return Swap Agreements							$—	$12,665,241	$12,665,241

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $39,100,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	%
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	RBOB Gasoline	12.51%
	Heating Oil	12.01
	WTI Crude Oil	11.81
	Brent Crude Oil	11.74
	Gold	9.62
	Corn	5.98
	Soybean	5.63
	Sugar	5.44
	Wheat	5.25
	Natural Gas	5.16
	Zinc	4.41
	Copper	4.23
	Aluminium	3.87
	Silver	2.34
	Total	100.00%

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2019
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	%
Goldman Sachs Commodity i-Select Strategy 1063
	Long Futures Contracts
	RBOB Gasoline	12.43%
	Heating Oil	12.03
	WTI Crude Oil	11.80
	Brent Crude Oil	11.74
	Gold	9.64
	Corn	5.99
	Soybean	5.64
	Sugar	5.45
	Wheat	5.25
	Natural Gas	5.22
	Zinc	4.39
	Copper	4.24
	Aluminium	3.88
	Silver	2.32
	Total	100.02%
Marquarie Commodity Customized Product 253E Index
	Long Futures Contracts
	RBOB Gasoline	12.43%
	Heating Oil	12.03
	WTI Crude Oil	11.80
	Brent Crude Oil	11.74
	Gold	9.64
	Corn	5.99
	Soybean	5.64
	Sugar	5.45
	Wheat	5.25
	Natural Gas	5.22
	Zinc	4.39
	Copper	4.24
	Aluminium	3.88
	Silver	2.32
	Total	100.02%

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2019
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	%
Morgan Stanley MSCB008 Index
	Long Futures Contracts
	RBOB Gasoline	12.51%
	Heating Oil	12.01
	WTI Crude Oil	11.81
	Brent Crude Oil	11.74
	Gold	9.62
	Corn	5.98
	Soybean	5.63
	Sugar	5.44
	Wheat	5.25
	Natural Gas	5.16
	Zinc	4.41
	Copper	4.23
	Aluminium	3.87
	Silver	2.34
	Total	100.00%
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	RBOB Gasoline	12.51%
	Heating Oil	12.01
	WTI Crude Oil	11.81
	Brent Crude Oil	11.74
	Gold	9.62
	Corn	5.98
	Soybean	5.63
	Sugar	5.44
	Wheat	5.25
	Natural Gas	5.16
	Zinc	4.41
	Copper	4.23
	Aluminium	3.87
	Silver	2.34
	Total	100.00%

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
July 31, 2019
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	%
UBS Custom UBSIB327 Index
	Long Futures Contracts
	RBOB Gasoline	12.51%
	Heating Oil	12.01
	WTI Crude Oil	11.81
	Brent Crude Oil	11.74
	Gold	9.62
	Corn	5.98
	Soybean	5.63
	Sugar	5.44
	Wheat	5.25
	Natural Gas	5.16
	Zinc	4.41
	Copper	4.23
	Aluminium	3.87
	Silver	2.34
	Total	100.00%

Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$1,485,455,849	$-	$1,485,455,849
Money Market Funds	196,766,882	-	-	196,766,882
Total Investments in Securities	196,766,882	1,485,455,849	-	1,682,222,731
Other Investments - Assets(a)
Futures Contracts	3,790,084	-	-	3,790,084
Swap Agreements	-	12,665,241	-	12,665,241
	3,790,084	12,665,241	-	16,455,325
Other Investments - Liabilities(a)
Futures Contracts	(5,402,197)	-	-	(5,402,197)
Total Other Investments	(1,612,113)	12,665,241	-	11,053,128
Total Investments	$195,154,769	$1,498,121,090	$-	$1,693,275,859

(a)	Unrealized appreciation (depreciation).